Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	82 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
PGIM Jennison Small Company Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		26.26%	13.16%		10.13%
PGIM Jennison Small Company Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		25.88%	12.88%	9.78%
PGIM Jennison Small Company Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		25.58%	12.61%	9.50%
PGIM Jennison Small Company Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		26.07%	13.03%		9.97%
PGIM Jennison Small Company Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		25.42%	12.43%		9.42%
PGIM Jennison Small Company Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		23.57%	11.76%		8.83%
PGIM Jennison Small Company Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		18.76%	11.38%		9.02%
Without Sales Load [Member] | PGIM Jennison Small Company Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		24.57%	11.76%		8.83%
Without Sales Load [Member] | PGIM Jennison Small Company Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		25.67%	12.64%		9.64%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[1]	36.35%	15.98%	13.98%	13.38%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Average Annual Return, Percent		26.17%	10.43%	8.49%	9.50%
S&P SmallCap 600 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Index
Average Annual Return, Percent		25.86%	10.21%	7.88%	10.05%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.